Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following at December 31:

	2014	2013
	(In thousands)
2021 notes	350,000	350,000
2013 facility	30,000	—
Other long-term debt*	3,904	3,971
	383,904	353,971
Less: current portion of long-term debt	30,074	67
Total long-term debt, net of current maturities	$353,830	$353,904

Effect of Derivative Financial Instrument on Condensed Consolidated Statements of Operations and Comprehensive Loss

The tables below present the effect of our derivative financial instrument on the consolidated statements of operations and comprehensive income (loss) for the years ended December 31 (in thousands):

Derivative Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
		2014	2013	2012
Warrants	Interest expense, net	455	(1,502)	(4,992)

Fair Value Hierarchy Table on Recurring Basis (Level 2)

The following fair value hierarchy table presents information about our financial instrument measured at fair value on a recurring basis using significant other observable inputs (Level 2) (in thousands):

	Carrying Value As of December 31, 2014	Fair Value Measurement as of December 31, 2014	Carrying Value As of December 31, 2013	Fair Value Measurement as of December 31, 2013
Warrants (included in Other long-term liabilities)	$3,375	$3,375	$3,830	$3,830

Future Maturities of Long-Term Debt

Future maturities of long-term debt as of December 31, 2014 were as follows (in thousands):

Year ending December 31,
2015	$30,074
2016	83
2017	92
2018	102
2019	113
Thereafter	353,440
Total long-term debt (including current portion)	$383,904